Shareholder Report	6 Months Ended
Mar. 31, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	CAUSEWAY CAPITAL MANAGEMENT TRUST
Entity Central Index Key	0001156906
Entity Investment Company Type	N-1A
Document Period End Date	Mar. 31, 2026
C000042685
Shareholder Report [Line Items]
Fund Name	Causeway Emerging Markets Fund
Class Name	Institutional Class
Trading Symbol	CEMIX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	This semi-annual shareholder report contains important information about Institutional Class of the Causeway Emerging Markets Fund (the "Fund") for the period from October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://www.causewaycap.com/documents/#documents-emerging-markets-fund. You can also request this information by contacting us at 1-866-947-7000.
Additional Information Phone Number	1-866-947-7000
Additional Information Website	https://www.causewaycap.com/documents/#documents-emerging-markets-fund
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Causeway Emerging Markets Fund, Institutional Class	$56	1.07%

Expenses Paid, Amount	$ 56
Expense Ratio, Percent	1.07%
AssetsNet	$ 3,295,225,000
Holdings Count | Holding	180
Advisory Fees Paid, Amount	$ 15,408
InvestmentCompanyPortfolioTurnover	38.00%
Holdings [Text Block]

Country/Asset WeightingsFootnote Reference*

Table Summary
Value	Value
Futures Contracts	0.0%
Other Countries	4.1%
Peru	1.0%
Indonesia	1.0%
Poland	1.3%
Mexico	1.4%
Turkey	1.8%
South Africa	2.7%
Brazil	3.3%
Short-Term Investment	3.6%
India	10.9%
South Korea	19.0%
China	24.2%
Taiwan	24.9%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Table Summary
Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Taiwan Semiconductor Manufacturing Co. Ltd.	11.0%
Samsung Electronics Co. Ltd.	5.9%
Tencent Holdings Ltd.	4.7%
SK Hynix Inc.	4.5%
China Construction Bank Corp., Class H	2.4%
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	1.8%
Delta Electronics Inc.	1.6%
Alibaba Group Holding Ltd. ADR	1.5%
Citigroup Global Markets Holdings Inc. (Underlying Reference is a Basket Consisting of China A Shares and Hong Kong listed Shares)	1.3%
Citigroup Global Markets Holdings Inc. (Underlying Reference is the MSCI China A Inclusion Net Return USD Index)	1.3%
Footnote	Description
Footnote(A)	Short-Term Investments are not shown in the top ten chart.

Updated Prospectus Phone Number	1-866-947-7000
Updated Prospectus Web Address	https://www.causewaycap.com/documents/#documents-emerging-markets-fund
C000042684
Shareholder Report [Line Items]
Fund Name	Causeway Emerging Markets Fund
Class Name	Investor Class
Trading Symbol	CEMVX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	This semi-annual shareholder report contains important information about Investor Class of the Causeway Emerging Markets Fund (the "Fund") for the period from October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://www.causewaycap.com/documents/#documents-emerging-markets-fund. You can also request this information by contacting us at 1-866-947-7000.
Additional Information Phone Number	1-866-947-7000
Additional Information Website	https://www.causewaycap.com/documents/#documents-emerging-markets-fund
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Causeway Emerging Markets Fund, Investor Class	$69	1.32%

Expenses Paid, Amount	$ 69
Expense Ratio, Percent	1.32%
AssetsNet	$ 3,295,225,000
Holdings Count | Holding	180
Advisory Fees Paid, Amount	$ 15,408
InvestmentCompanyPortfolioTurnover	38.00%
Holdings [Text Block]

Country/Asset WeightingsFootnote Reference*

Table Summary
Value	Value
Futures Contracts	0.0%
Other Countries	4.1%
Peru	1.0%
Indonesia	1.0%
Poland	1.3%
Mexico	1.4%
Turkey	1.8%
South Africa	2.7%
Brazil	3.3%
Short-Term Investment	3.6%
India	10.9%
South Korea	19.0%
China	24.2%
Taiwan	24.9%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Table Summary
Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Taiwan Semiconductor Manufacturing Co. Ltd.	11.0%
Samsung Electronics Co. Ltd.	5.9%
Tencent Holdings Ltd.	4.7%
SK Hynix Inc.	4.5%
China Construction Bank Corp., Class H	2.4%
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	1.8%
Delta Electronics Inc.	1.6%
Alibaba Group Holding Ltd. ADR	1.5%
Citigroup Global Markets Holdings Inc. (Underlying Reference is a Basket Consisting of China A Shares and Hong Kong listed Shares)	1.3%
Citigroup Global Markets Holdings Inc. (Underlying Reference is the MSCI China A Inclusion Net Return USD Index)	1.3%
Footnote	Description
Footnote(A)	Short-Term Investments are not shown in the top ten chart.

Updated Prospectus Phone Number	1-866-947-7000
Updated Prospectus Web Address	https://www.causewaycap.com/documents/#documents-emerging-markets-fund